Derivative financial instruments	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Derivative financial instruments
Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equity or other indices. In accordance with Board approved policies, derivatives are transacted generally to manage our exposure to fluctuations in interest rate, foreign exchange and our operational market risks from our commodity activities. Our derivatives are split into the broad categories analysed below:

•    derivatives managing risks to interest rate and foreign exchange rate. Specifically we use these derivatives to manage risks from the financing portfolio, to optimise the overall cost of accessing the debt capital markets, managing the exposure to holdings in foreign operations and other contractual operational cash flows; and
•    derivatives managing our price and supply risks from our commodity activity.

Derivative financial instruments are initially recognised at fair value and subsequently remeasured to fair value at each reporting date. Changes in fair values are recorded in the period they arise, in either the income statement or other comprehensive income as required by IAS 39. Where the gains or losses recorded in the income statement arise from changes in the fair value of commodity contract derivatives and of derivative financial instruments to the extent that hedge accounting is not achieved or is not effective, these are recorded as remeasurements, detailed in notes 4 and 5. Where the fair value of a derivative is positive it is carried as a derivative asset, and where negative as a derivative liability.

The total fair value of derivatives split by category is as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	1,545	(945)	600	1,707	(2,223)	(516)
Commodity derivatives[1]	69	(116)	(47)	106	(170)	(64)
Further Acquisition Agreement derivative[2]	110	—	110	—	—	—
	1,724	(1,061)	663	1,813	(2,393)	(580)

1.
Comparative amounts have been re-presented to reflect the reclassification of commodity derivative contracts from trade and other receivables (31 March 2017: £54 million), trade and other payables (31 March 2017: £93 million), other non-current assets (31 March 2017: £52 million) and other non-current liabilities (31 March 2017: £77 million), to current and non-current derivative financial assets and derivative financial liabilities.

2.
This year a further derivative category has been added for the Further Acquisition Agreement (FAA) derivative. This relates to the put/call option over a 14% interest in Quadgas HoldCo Limited. Refer to note 15 for further details.

(a) Financing derivatives
We calculate fair value of the financial derivatives by discounting all future cash flows using the market yield curve at the reporting date. The market yield curve for each currency is obtained from external sources for interest and foreign exchange rates. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. Analysis of these derivatives and the various methods used to calculate their respective fair values is detailed below and in note 30.

For each class of financing derivative instrument type the fair value amounts are as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	678	(457)	221	849	(657)	192
Cross-currency interest rate swaps	687	(207)	480	676	(909)	(233)
Foreign exchange forward contracts[1]	174	(2)	172	160	(113)	47
Inflation linked swaps	5	(278)	(273)	7	(529)	(522)
Equity options	1	(1)	—	15	(15)	—
	1,545	(945)	600	1,707	(2,223)	(516)

1.	Included within the foreign exchange forward contracts balance is £67 million (2017: £69 million) of derivatives in relation to hedging of capital expenditure.

The maturity profile of financing derivative instruments is as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	375	(325)	50	192	(1,054)	(862)
	375	(325)	50	192	(1,054)	(862)
Non-current
In 1 to 2 years	83	(88)	(5)	199	(305)	(106)
In 2 to 3 years	25	(27)	(2)	122	(160)	(38)
In 3 to 4 years	418	(5)	413	39	(83)	(44)
In 4 to 5 years	12	—	12	419	(36)	383
More than 5 years	632	(500)	132	736	(585)	151
	1,170	(620)	550	1,515	(1,169)	346
	1,545	(945)	600	1,707	(2,223)	(516)

16. Derivative financial instruments continued

(a) Financing derivatives continued
For each class of financing derivative the notional contract[1] amounts are as follows:

	2018	2017
	£m	£m
Interest rate swaps	(8,390)	(9,469)
Cross-currency interest rate swaps	(6,925)	(8,631)
Foreign exchange forward contracts	(5,793)	(8,253)
Inflation linked swaps	(1,191)	(1,423)
Equity options	(800)	(800)
	(23,099)	(28,576)
1. The notional contract amounts of derivatives indicate the gross nominal value of transactions outstanding at the reporting date.

(b) Commodity risk
We purchase electricity and gas to supply our customers in the US and to meet our own energy needs. Substantially all our costs of purchasing electricity and gas for supply to customers are recoverable at an amount equal to cost. The timing of recovery of these costs can vary between financial periods leading to an under- or over-recovery within any particular year that can lead to large fluctuations in the income statement. We follow approved policies to manage price and supply risks for our commodity activities.

Our energy procurement risk management policy and delegations of authority govern our US commodity trading activities for energy transactions. The purpose of this policy is to ensure we transact within pre-defined risk parameters and only in the physical and financial markets where we or our customers have a physical market requirement. In addition, state regulators require National Grid to manage commodity risk and cost volatility prudently through diversified pricing strategies. In some jurisdictions we are required to file a plan outlining our strategy to be approved by regulators. In certain cases we might receive guidance with regard to specific hedging limits.

Energy purchase contracts for the forward purchase of electricity or gas that are used to satisfy physical delivery requirements to customers, or for energy that the Group uses itself, meet the expected purchase or usage requirements of IAS 39. They are, therefore, not recognised in the financial statements until they are realised. Disclosure of commitments under such contracts is made in note 28.

US states have introduced a variety of legislative requirements with the aim of increasing the proportion of our electricity that is derived from renewable or other forms of clean energy. Annual compliance filings regarding the level of Renewable Energy Certificates (and other similar environmental certificates) are required by the relevant department of utilities. In response to the legislative requirements, National Grid has entered into long-term, typically fixed-price, energy supply contracts to purchase both renewable energy and environmental certificates. We are entitled to recover all costs incurred under these contracts through customer billing.

Under IFRS, where these supply contracts are not accounted for as finance leases, they are considered to comprise two components, being a forward purchase of power at spot prices, and a forward purchase of environmental certificates at a variable price (being the contract price less the spot power price). With respect to our current contracts, neither of these components meets the requirement to be accounted for as a derivative. The environmental certificates are currently required for compliance purposes, and at present there are no liquid markets for these attributes. Accordingly, this component meets the expected purchase or usage requirements of IAS 39. We expect to enter into an increasing number of these contracts, in order to meet our compliance requirements in the short to medium term. It is possible that in future, if and when liquid markets develop, and to the extent that we are in receipt of environmental certificates in excess of our required levels, this exemption may cease to apply and we may be required to account for forward purchase commitments for environmental certificates as derivatives at fair value through profit and loss.

Some forward contracts for the purchase of commodities do not meet the exemption for accounting purposes and hence are accounted for as derivatives. We also enter into derivative financial instruments linked to commodity prices, including index-linked futures, swaps, and option contracts. These derivative financial instruments are used to manage market price volatility and are carried at fair value on the statement of financial position, with the mark-to-market changes reflected through remeasurements.

For each class of commodity contract derivative type, the fair value amounts are as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of electricity	—	—	—	—	(10)	(10)
Forward purchases of gas	60	(64)	(4)	82	(97)	(15)
Derivative financial instruments linked to commodity prices
Electricity capacity	1	—	1	2	—	2
Electricity swaps	7	(46)	(39)	11	(61)	(50)
Electricity options	—	(1)	(1)	—	—	—
Gas swaps	1	(4)	(3)	11	(2)	9
Gas options	—	(1)	(1)	—	—	—
	69	(116)	(47)	106	(170)	(64)

16. Derivative financial instruments continued

(b) Commodity risk continued
The maturity profile of commodity contracts is as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	30	(76)	(46)	54	(93)	(39)
	30	(76)	(46)	54	(93)	(39)
Non-current
In 1 to 2 years	6	(17)	(11)	8	(36)	(28)
In 2 to 3 years	6	(11)	(5)	7	(9)	(2)
In 3 to 4 years	6	(3)	3	6	(7)	(1)
In 4 to 5 years	5	(2)	3	6	(5)	1
More than 5 years	16	(7)	9	25	(20)	5
	39	(40)	(1)	52	(77)	(25)
	69	(116)	(47)	106	(170)	(64)

For each class of commodity contract derivative, our exposure based on the notional quantities is as follows:

	2018	2017
Forward purchases of electricity[1]	0 GWh	159 GWh
Forward purchases of gas[2]	54m Dth	54m Dth
Electricity swaps	12,839 GWh	12,776 GWh
Electricity options	13,897 GWh	17,793 GWh
Electricity capacity	0.6 GWm	0.7 GWm
Gas swaps	100m Dth	83m Dth
Gas options	7m Dth	9m Dth
NYMEX gas futures[3]	0 Dth	3m Dth

1.	Forward electricity purchases expired on 30 September 2017. The contractual obligations under these contracts are £nil (2017: £15 million).

2.	Forward gas purchases have terms up to three years. The contractual obligations under these contracts are £96 million (2017: £131 million).

3.	NYMEX gas futures have been offset with related margin accounts (see note 30(a)).

(c) Further Acquisition Agreement derivative
The Group signed a Further Acquisition Agreement (FAA) concerning a 14% interest in Quadgas HoldCo Limited, which contains put and call options. The fair value of these derivatives is £110 million asset at 31 March 2018 (2017: £nil). The derivative notional was £739 million (2017: £690 million). The options can be exercised in the period between 1 March 2019 and 31 October 2019. The fair value of the option has been disclosed as a non-current derivative asset.

(d) Hedge accounting
Where possible, derivatives held as hedging instruments are formally designated as hedges as defined in IAS 39. Derivatives may qualify as hedges for accounting purposes if they are fair value hedges, cash flow hedges or net investment hedges. Our use of derivatives may entail a derivative transaction qualifying for one or more hedge type designations under IAS 39.

Hedge accounting allows derivatives to be designated as a hedge of another non-derivative financial instrument, to mitigate the impact of potential volatility in the income statement of changes in the fair value of the derivative instruments. To qualify for hedge accounting, documentation is prepared specifying the hedging strategy, the component transactions and methodology used for effectiveness measurement. National Grid uses three hedge accounting methods, which are described as follows:

Fair value hedges
Fair value hedges principally consist of interest rate and cross-currency swaps that are used to protect against changes in the fair value of fixed-rate, long-term financial instruments due to movements in market interest rates and foreign exchange rates. For qualifying fair value hedges, all changes in the fair value of the derivative and changes in the fair value of the item in relation to the risk being hedged are offset in the income statement to the extent the fair value hedge is effective. Adjustments made to the carrying amount of the hedged item for fair value hedges will be amortised over the remaining life, in line with the hedged item.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	496	548
16. Derivative financial instruments continued

(d) Hedge accounting continued
Cash flow hedges
Exposure arises from the variability in future interest and currency cash flows on assets and liabilities which bear interest at variable rates or are in a foreign currency. Interest rate and cross-currency swaps are maintained, and designated as cash flow hedges, where they qualify, to manage this exposure. Fair value changes on designated cash flow hedges are initially recognised in other comprehensive income as gains or losses recognised in equity and transferred to the cash flow hedge reserve, and any ineffective portion is recognised immediately in the income statement. Amounts are transferred from equity and recognised in the income statement as the income or expense is recognised on the hedged item.

Forward foreign currency contracts are used to hedge anticipated and committed future currency cash flows. Where these contracts qualify for hedge accounting they are designated as cash flow hedges. On recognition of the underlying transaction in the financial statements, the associated hedge gains and losses, deferred in equity, are transferred and included with the recognition of the underlying transaction.

When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously reported in equity is transferred to the income statement.

Where a non-financial asset or a non-financial liability results from a forecast transaction or firm commitment being hedged, the amounts deferred in equity are included in the initial measurement of that non-monetary asset or liability.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	138	(180)
Foreign exchange forward contracts	66	69
	204	(111)

Net investment hedges
Borrowings, cross-currency swaps and forward currency contracts are used in the management of the foreign exchange exposure arising from the investment in non-sterling denominated subsidiaries. Where these contracts qualify for hedge accounting they are designated as net investment hedges.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	(104)	(544)
Foreign exchange forward contracts	87	(56)
	(17)	(600)

The cross-currency swaps and forward foreign currency contracts are hedge accounted using the spot to spot method. The foreign exchange gain or loss on retranslation of the borrowings and the spot to spot movements on the cross-currency swaps and forward currency contracts are transferred to equity to offset gains or losses on translation of the net investment in the non-sterling denominated subsidiaries, with any ineffective portion recognised immediately in the income statement.

Derivatives not in a formal hedge relationship
Our policy is not to use derivatives for trading purposes. However, due to the complex nature of hedge accounting under IAS 39 some derivatives may not qualify for hedge accounting, or are specifically not designated as a hedge where natural offset is more appropriate. Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised in remeasurements within the income statement.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	171	135
Foreign exchange forward contracts	19	34
Inflation linked swaps	(273)	(522)
Equity options	—	—
Commodity derivatives (all categories)	(47)	(64)
Further Acquisition Agreement derivative	110	—
	(20)	(417)

Discontinuation of hedge accounting
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting. At that time, any cumulative gains or losses relating to cash flow hedges recognised in equity are initially retained in equity and subsequently recognised in the income statement in the same periods in which the previously hedged item affects profit or loss, unless the hedged item is no longer expected to occur and then the amounts would be recognised immediately. Amounts deferred in equity with respect to net investment hedges are subsequently recognised in the income statement in the event of the disposal of the overseas operations concerned. For fair value hedges, the cumulative adjustment recorded to the carrying value of the hedged item at the date hedge accounting is discontinued is amortised to the income statement using the effective interest method.

Embedded derivatives
No adjustment is made with respect to derivative clauses embedded in financial instruments or other host contracts that are defined as closely related to those instruments or contracts. Consequently these embedded derivatives are not accounted for separately from the debt instrument. Where there are embedded derivatives in host contracts that are not closely related, the embedded derivative is separately accounted for as a derivative financial instrument.